UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	81121237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	431 N. Pennsylvania Street Indianapolis, IN	46204
	(Address of principal executive offices)	(Zip code)

Terry Gallagher

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:	8/31

Date of reporting period: 11/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Archer Balanced Fund
Schedule of Investments
November 30, 2006
(Unaudited)

Common Stocks - 69.48%	Shares	Value

Air Courier Services - 1.26%
FedEx Corp.	1,000	$115,430

Computer Storage Devices - 2.87%
EMC Corp. (a)	20,000	262,200

Electric & Other Services Combined - 1.47%
Public Service Enterprise Group, Inc.	2,000	134,440

Electric Services - 4.66%
Great Plains Energy, Inc.	5,000	158,050
Pinnacle West Capital Corp.	3,000	148,020
Progress Energy, Inc.	2,500	119,425
		425,495

Electromedical & Electrotherapeutic Apparatus - 1.14%
Medtronic, Inc.	2,000	104,260

Electronic & Other Electrical Equipment - 2.32%
General Electric Co.	6,000	211,680

Fire, Marine & Casualty Insurance - 3.85%
American International Group, Inc.	5,000	351,600

Food and Kindred Products - 1.47%
Unilever PLC (b)	5,000	134,650

Heating Equipment, Except Electric & Warm Air & Plumbing Fixtures - 1.77%
Fortune Brands, Inc.	2,000	161,800

Hospital & Medical Service Plans - 2.69%
Unitedhealth Group, Inc.	5,000	245,400

National Commercial Banks - 6.56%
Bank of America Corp.	2,300	123,855
Citigroup, Inc.	4,000	198,360
US Bancorp	3,000	100,920
Wells Fargo & Co.	5,000	176,200
		599,335

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.40%
Zimmer Holdings, Inc. (a)	3,000	218,880

Petroleum Refining - 1.58%
Chevron Corp.	2,000	144,640

Pharmaceutical Preparations - 6.77%
Eli Lilly & Co.	2,000	107,180
Johnson & Johnson	4,000	263,640
Pfizer, Inc.	9,000	247,410
		618,230

Publishing - Periodicals - 0.06%
Idearc, Inc. (a)	200	5,508

Radiotelephone Communications - 1.17%
Deutsche Telekom AG (b)	6,000	106,800

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Schedule of Investments - continued		.
November 30, 2006
(Unaudited)

Common Stocks - 69.48% - continued	Shares	Value

Retail - Drug Stores and Proprietary Stores - 1.26%
CVS Corp.	4,000	115,080

Retail - Lumber & Other Building Materials Dealers - 4.39%
Home Depot, Inc.	6,600	250,602
Lowes Companies, Inc.	5,000	150,800
		401,402

Semiconductors & Related Devices - 2.81%
Intel Corp.	12,000	256,200

Services - Business Services - 1.25%
Western Union, Co.	5,000	114,000

Services - Computer Integrated Systems Design - 1.18%
Yahoo!, Inc. (a)	4,000	107,960

Services - Prepackaged Software - 4.43%
Microsoft Corp.	13,800	404,754

State Commercial Banks - 2.59%
Fifth Third Bancorp	6,000	236,580

Sugar & Confectionery Products - 1.15%
William Wrigley Jr. Co.	2,000	104,880

Surgical & Medical Instruments & Apparatus - 4.46%
3M Co.	5,000	407,300

Telephone Communications - 3.07%
BT Group PLC (b)	2,500	140,300
Verizon Communications, Inc.	4,000	139,760
		280,060

Trucking & Courier Services (No Air) - 0.85%
United Parcel Service, Inc. - Class B	1,000	77,920

TOTAL COMMON STOCKS (Cost $5,715,176)		6,346,484

Exchange-Traded Funds - 6.60%

iShares Lehman 20+ Year Treasury Bond Fund	4,000	366,120
iShares MSCI Japan	10,000	138,100
iShares MSCI S. Korea	2,000	99,000

TOTAL EXCHANGE-TRADED FUNDS (Cost $585,410)		603,220
	Principal
Reverse Convertible Notes - 7.57%	Amount

ABN Amro Bank, 8.00%, 4/30/2007 convertible to General Electric Co.	$ 100,000	99,400
Barclays Bank PLC, 14.50%, 4/27/2007 convertible to MGM Mirage	70,000	68,705
JP Morgan Chase & Co., 10.30%, 10/25/2007 convertible to Yahoo!, Inc.	100,000	100,200
SG Structured Products, 10.00%, 11/30/2007 convertible to Boston Scientific Corp.	50,000	49,000
SG Structured Products,12.30%, 5/30/2007 convertible to EBay, Inc.	40,000	39,400
SG Structured Products, 14.50%, 2/28/2007 convertible to Apple Computer, Inc.	30,000	30,384
SG Structured Products, 9.00%, 2/28/2007 convertible to Hewlett-Packard Corp.	50,000	50,150

*See accompanying notes which are an integral part of these financial statements.

SG Structured Products, 8.00%, 2/28/2007 convertible to Chevron Corp.	100,000	100,350
SG Structured Products, 9.00%, 9/28/2007 convertible to ConocoPhillips.	150,000	153,630

TOTAL REVERSE CONVERTIBLE NOTES (Cost $680,780)		691,219

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Schedule of Investments - continued
November 30, 2006
(unaudited)

		Principal
Zero Coupon Bonds - 2.30%		Amount	Value

US Treasury Strip, 0.00%, 5/15/2025 (a)		$500,000	$210,233

TOTAL ZERO COUPON BONDS (Cost $208,324)			210,233

Corporate Bonds - 1.10%

HSBC Finance Corp., 4.65%, 1/15/2007		101,000	100,917

TOTAL CORPORATE BONDS (Cost $100,917)			100,917

Government Securities - 8.76%

Federal Home Loan Bank, 5.45%, 12/28/2006		800,000	800,058

TOTAL GOVERNMENT SECURITIES (Cost $800,000)			800,058

Certificate of Deposit - 1.06%

JP Morgan Chase & Co. 0.00%, 11/25/2011		100,000	96,500

TOTAL CERTIFICATE OF DEPOSIT (Cost $96,526)			96,500

Money Market Securities - 5.16%		Shares

Fidelity Institutional Money Market Portfolio, Cl I, 5.22% (c)		471,403	471,403

TOTAL MONEY MARKET SECURITIES (Cost $471,403)			471,403

TOTAL INVESTMENTS (Cost $8,658,536) - 102.03%			$9,320,034

Liabilities in excess of other assets - (2.03)%			(185,628)

TOTAL NET ASSETS - 100.00%			$9,134,406

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the money market rate shown represents the rate at November 30, 2006.

Tax Related
Unrealized appreciation	$673,836
Unrealized depreciation	(12,338)
Net unrealized depreciation	$661,498

Aggregate cost of securities for income tax purposes	$8,658,536

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund

Related Notes to the Schedule of Investments

November 30, 2006 (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

NS Small Cap Growth Fund
Schedule of Investments
November 30, 2006
(Unaudited)

Common Stocks - 93.34%	Shares	Value

Apparel & Other Finished Products of Fabrics & Similar Materials - 1.81%
Under Armour, Inc. - Class A (a)	1,000	$ 46,920

Beverages - 0.93%
Jones Soda Co. (a)	2,500	24,075

Computer Communications Equipment - 6.76%
Acme Packet, Inc. (a)	2,000	34,880
F5 Networks, Inc. (a)	750	56,108
Occam Networks, Inc. (a)	2,000	31,960
Riverbed Technology, Inc. (a)	1,500	52,335
		175,283

Computer Peripheral Equipment - 2.02%
Sigma Designs, Inc. (a)	2,000	52,300

Electromedical & Electrotherapeutic Apparatus - 3.84%
Arrhythmia Research Technology, Inc.	2,000	52,800
Arthrocare Corp. (a)	600	25,002
Spectranetics Corp. (a)	2,000	21,800
		99,602

Electronic Components & Accessories - 1.25%
Comtech Group, Inc. (a)	2,000	32,480

Electronic Computers - 2.06%
Rackable Systems, Inc. (a)	1,500	53,415

In Vitro & In Vivo Diagnostic Substances - 4.00%
Abaxis, Inc. (a)	1,500	28,965
Digene Corp. (a)	750	38,325
Meridian Bioscience, Inc.	1,500	36,495
		103,785

Industrial Instruments For Measurement, Display and Control - 2.72%
Mikron Infrared, Inc. (a)	2,500	37,550
Novatel, Inc. (a)	800	32,984
		70,534

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.34%
Rofin-Sinar Technologies, Inc. (a)	600	34,872

Miscellaneous Food Preparations & Kindred Products - 1.26%
Medifast, Inc. (a)	2,500	32,625

Pharmaceutical Preparations - 1.06%
Adams Respiratory Therapeutics, Inc. (a)	700	27,559

Radio & TV Broadcasting & Communications Equipment - 1.19%
Anaren, Inc. (a)	1,500	30,825

Retail - Apparel & Accessory Stores - 2.37%
Zumiez, Inc. (a)	2,000	61,420
*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Schedule of Investments - continued
November 30, 2006
(Unaudited)

Common Stocks - 93.34% - continued	Shares	Value

Retail - Catalog & Mail - Order Houses - 1.26%
GSI Commerce, Inc. (a)	2,000	$32,740

Retail - Eating Places - 5.57%
Buffalo Wild Wings, Inc. (a)	750	40,042
Cosi, Inc. (a)	3,000	14,040
Kona Grill, Inc. (a)	2,000	37,920
McCormick & Schmicks Seafood Restaurants, Inc. (a)	1,000	25,080
Texas Roadhouse, Inc. - Class A (a)	2,000	27,480
		144,562

Retail - Family Clothing Stores - 2.37%
Casual Male Retail Group, Inc. (a)	2,000	28,100
Urban Outfitters, Inc. (a)	1,500	33,420
		61,520

Rubber & Plastics Footwear 1.99%
Crocs, Inc. (a)	1,200	51,540

Semiconductor Equipment - 1.54%
Ultra Clean Holdings (a)	3,000	39,990

Semiconductors & Related Devices - 10.31%
Finisar Corp (a)	7,500	28,725
Formfactor, Inc. (a)	750	28,020
Hittite Microwave Corp. (a)	1,000	39,070
Netlist, Inc. (a)	4,000	32,400
NVE Corp. (a)	1,000	39,450
Standard Microsystems Corp. (a)	1,000	31,870
Supertex, Inc. (a)	1,000	46,920
Trident Microsystems, Inc. (a)	1,000	20,980
		267,435

Service Industries For The Printing Trade - 1.29%
Innerworkings, Inc. (a)	2,000	33,440

Services - Advertising - 1.01%
24/7 Real Media, Inc. (a)	3,000	26,160

Services - Business Services - 2.82%
Access Integrated Technologies, Inc. - Class A (a)	2,500	22,375
Liquidity Services, Inc. (a)	1,500	27,165
Websidestory, Inc. (a)	2,000	23,640
		73,180

Services - Child Day Care Services - 1.06%
Bright Horizons Family Solutions, Inc. (a)	750	27,570

Services - Computer Integrated Systems Design - 3.80%
Quality Systems, Inc.	1,000	38,210
Redback Networks, Inc. (a)	2,000	29,440
Travelzoo, Inc. (a)	1,000	30,950
		98,600

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Schedule of Investments - continued
November 30, 2006
(Unaudited)

Common Stocks - 93.34% - continued	Shares	Value

Services - Computer Programming Services - 1.35%
Perficient, Inc. (a)	2,000	$34,940

Services - Engineering Services - 1.84%
Essex Corp. (a)	2,000	47,620

Services - Home Health Care Services - 1.13%
Matria Healthcare, Inc. (a)	1,000	29,250

Services - Management Consulting Services - 0.86%
Diamond Management & Technology Consultants, Inc.	2,000	22,300

Services - Medical Laboratories - 1.17%
Bio-Reference Laboratories, Inc. (a)	1,250	30,388

Services - Offices & Clinics of Doctors of Medicine - 1.27%
Radiation Therapy Services, Inc. (a)	1,000	32,860

Services - Photofinishing Laboratories - 1.18%
Shutterfly, Inc. (a)	2,000	30,640

Services - Prepackaged Software - 10.73%
Ansoft Corp. (a)	1,500	41,460
Blackboard, Inc. (a)	1,500	42,750
Kenexa Corp. (a)	1,000	30,850
Radvision Ltd. (a)	1,500	30,240
Smith Micro Software, Inc. (a)	2,000	32,000
Ultimate Software Group, Inc. (a)	1,500	36,165
Vital Images, Inc. (a)	1,000	32,270
Vocus, Inc. (a)	2,000	32,420
		278,155

Services - Specialty Outpatient Facilities - 1.40%
Psychiatric Solutions, Inc. (a)	1,000	36,390

Special Industry Machinery - 1.37%
Cymer, Inc. (a)	750	35,437

Surgical & Medical Instruments & Apparatus - 0.81%
Angiodynamics, Inc. (a)	1,000	20,930

Wholesale - Industrial Machinery & Equipment - 1.11%
DXP Enterprises, Inc. (a)	1,000	28,870

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 1.66%
Chindex International, Inc. (a)	1,000	19,000
MWI Veterinary Supply, Inc. (a)	700	24,031
		43,031

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.83%
American Science & Engineering, Inc. (a)	750	47,580

TOTAL COMMON STOCKS (Cost $2,289,258)		$2,420,823

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Schedule of Investments - continued
November 30, 2006
(Unaudited)

	Shares	Value
Money Market Securities - 9.89%
Huntington U.S. Treasury Money Market Fund, 4.39% (b)	256,482	$256,482

TOTAL MONEY MARKET SECURITIES (Cost $256,482)		256,482

TOTAL INVESTMENTS (Cost $2,545,740) - 103.23%		2,677,305

Liabilities in excess of other assets - (3.23)%		(83,682)

TOTAL NET ASSETS - 100.00%		2,593,623

(a) Non-income producing.
(b) Variable Rate Security; the money market rate shown represents the rate at November 30, 2006.

Tax Related
Unrealized appreciation	$203,157
Unrealized depreciation	(71,592)
Net unrealized depreciation	$131,565

Aggregate cost of securities for income tax purposes	$2,545,740

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund

Related Notes to the Schedule of Investments
November 30, 2006 (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

StoneRidge Small Cap Growth Fund
Schedule of Investments
November 30, 2006
(Unaudited)

Common Stocks - 96.91%	Shares	Value

Aircraft & Parts - 1.56%
AAR Corp. (a)	13,550	$360,294
LMI Aerospace, Inc. (a)	9,015	154,427
		514,721

Apparel & Other Finished Products of Fabrics & Similar Materials - 1.65%
Blue Holdings, Inc. (a)	9,450	21,546
Hartmarx Corp. (a)	14,325	94,259
True Religion Apparel, Inc. (a)	28,125	427,500
		543,305

Arrangement Of Transportation Of Freight & Cargo - 0.97%
Pacer International, Inc.	10,700	320,465

Biological Products - 3.49%
Cotherix, Inc. (a)	7,375	98,456
Martek Biosciences Corp. (a)	9,450	231,525
NeoPharm, Inc. (a)	46,846	342,444
Omrix Biopharmaceuticals, Inc. (a)	8,500	251,430
Vical, Inc. (a)	34,650	222,800
		1,146,655

Converted Paper & Paperboard Products - 0.97%
Cenveo, Inc. (a)	16,000	318,080

Crude Petroleum & Natural Gas - 2.03%
Comstock Resources, Inc. (a)	10,100	308,252
Petrohawk Energy Corp. (a)	27,825	360,890
		669,142

Cutlery, Handtools & General Hardware - 0.92%
Lifetime Brands, Inc.	15,020	301,902

Drawing & Insulating of Nonferrous Wire - 1.01%
General Cable Corp. (a)	7,850	333,625

Drilling Oil & Gas Wells - 1.58%
Todco - Class A (a)	13,000	520,130

Electrical Industrial Apparatus - 0.94%
Zoltek Companies, Inc. (a)	13,800	309,810

Farm Machinery & Equipment - 0.51%
Gehl Co. (a)	6,150	166,419

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
November 30, 2006
(Unaudited)

Common Stocks - 96.91% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 0.30%
AmCOMP, Inc. (a)	6,505	$70,254
First Mercury Financial Corp. (a)	1,300	27,417
		97,671

Finance Services - 2.59%
Lazard Ltd. - Class A	15,500	704,010
Primus Guaranty Ltd. (a)	12,350	149,312
		853,322

Food and Kindred Products - 0.52%
Flowers Foods, Inc.	6,450	171,828

Footwear - 0.98%
Iconix Brand Group, Inc. (a)	4,650	83,654
Skechers USA, Inc. - Class A (a)	8,050	237,475
		321,129

Functions Related to Depository Banking - 0.51%
Dollar Financial Corp. (a)	5,750	168,245

Glass Products, Made of Purchased Glass - 0.59%
Apogee Enterprises, Inc.	11,300	193,795

Hospital & Medical Service Plans - 0.25%
Centene Corp. (a)	3,200	83,392

Hotels & Motels - 0.57%
Morgans Hotel Group Co. (a)	12,850	188,124

In Vitro & In Vivo Diagnostic Substances - 0.70%
Lexicon Genetics, Inc. (a)	62,150	230,576

Insurance Agents, Brokers & Service - 0.48%
National Financial Partners Corp.	3,450	156,354

Laboratory Analytical Instruments - 1.94%
Cepheid, Inc. (a)	29,175	275,412
Illumina, Inc. (a)	2,750	105,958
ThermoGenesis Corp. (a)	53,800	258,240
		639,610

Life Insurance - 1.19%
IPC Holdings Ltd.	12,550	391,560

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
November 30, 2006
(Unaudited)

Common Stocks - 96.91% - continued	Shares	Value

Local & Suburban Transit & Interurban Highway Passenger Transportation - 0.46%
Emergency Medical Services L.P. - Class A (a)	8,550	$150,908

Measuring & Controlling Devices - 0.51%
Argon ST, Inc. (a)	7,450	168,892

Mining & Quarrying of Nonmetallic Minerals - 0.45%
North American Energy Partners, Inc. (a)	8,700	148,074

Mining Machinery & Equipment - 1.01%
Bucyrus International, Inc. - Class A	7,800	333,060

Miscellaneous Manufacturing Industries - 2.13%
Brady Corp. - Class A	8,190	314,332
Ceradyne, Inc. (a)	7,300	385,586
		699,918

Motor Vehicle Parts & Accessories - 1.41%
Clarcor, Inc.	9,535	314,750
Noble International, Ltd.	7,800	147,810
		462,560

National Commercial Banks - 1.58%
Cardinal Financial Corp.	30,185	300,341
Signature Bank Corp. (a)	6,850	220,296
		520,637

Oil & Gas Field Services - 1.71%
Superior Energy Services, Inc. (a)	8,750	284,988
Willbros Group, Inc. (a)	16,050	277,023
		562,011

Operative Builders - 0.35%
Beazer Homes USA, Inc.	2,550	116,433

Ordnance & Accessories - 1.29%
Smith & Wesson Holding Corp. (a)	22,150	289,057
Taser International, Inc. (a)	15,850	134,408
		423,465

Paper Mills - 0.33%
Bowater, Inc.	5,050	110,090

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
November 30, 2006
(Unaudited)

Common Stocks - 96.91% - continued	Shares	Value

Patent Owners & Lessors - 0.96%
SurModics, Inc. (a)	9,350	$315,843

Pharmaceutical Preparations - 7.06%
Aspreva Pharmaceuticals Corp. (a)	18,800	373,556
Barrier Therapeutics, Inc. (a)	22,350	164,273
Biomarin Pharmaceutical, Inc. (a)	8,900	152,279
Cubist Pharmaceuticals, Inc. (a)	9,600	195,456
Durect Corp. (a)	96,870	453,352
Hollis-Eden Pharmaceuticals, Inc. (a)	41,470	227,670
Iomai Corp. (a)	15,400	78,386
MGI Pharma, Inc. (a)	6,200	117,614
Salix Pharmaceuticals Ltd. (a)	7,150	100,458
Sciele Pharma, Inc. (a)	15,900	359,499
Telik, Inc. (a)	5,950	101,210
		2,323,753

Radio Broadcasting Stations - 0.22%
Spanish Broadcasting System, Inc. - Class A (a)	17,150	72,545

Real Estate Investment Trusts - 0.30%
Tarragon Corp.	7,775	97,110

Retail - Auto Dealers & Gasoline Stations - 1.19%
Sonic Automotive, Inc. - Class A	13,700	390,998

Retail - Catalog & Mail-Order Houses - 0.24%
dELiA's, Inc. (a)	8,370	77,590

Retail - Eating Places - 1.37%
Benihana, Inc. - Class A (a)	9,525	266,700
Denny's Corp. (a)	34,935	161,050
Famous Dave's of America, Inc. (a)	1,410	22,800
		450,550

Retail - Family Clothing Stores - 0.64%
Casual Male Retail Group, Inc. (a)	14,925	209,696

Retail - Miscellaneous Shopping Goods Stores - 0.34%
Big 5 Sporting Goods Corp.	4,500	110,115

Retail - Radio, TV & Consumer Electronics Stores - 1.05%
Guitar Center, Inc. (a)	7,900	346,968

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
November 30, 2006
(Unaudited)

Common Stocks - 96.91% - continued	Shares	Value

Retail - Women's Clothing Stores - 2.58%
Charlotte Russe Holding, Inc. (a)	2,600	$78,442
New York & Company, Inc. (a)	21,870	283,435
The Wet Seal, Inc. - Class A (a)	56,375	409,282
United Retail Group, Inc. (a)	5,400	78,732
		849,891

Secondary Smelting & Refining of Nonferrous Metals - 0.79%
Aleris International, Inc. (a)	4,975	259,247

Security Brokers, Dealers & Flotation Companies - 2.01%
Calamos Asset Management, Inc. - Class A	5,700	156,636
Investment Technology Group, Inc. (a)	9,400	352,500
optionsXpress Holdings, Inc.	5,300	152,799
		661,935

Semiconductors & Related Devices - 7.76%
ANADIGICS, Inc. (a)	150,750	1,454,738
Micrel, Inc. (a)	37,050	427,927
Silicon Motion Technology Corp. (a) (b)	20,750	340,092
Trident Microsystems, Inc. (a)	15,700	329,386
		2,552,143

Services - Business Services - 2.77%
Metretek Technologies, Inc. (a)	9,350	133,144
Peoplesupport, Inc. (a)	16,660	369,519
Webex Communications, Inc. (a)	11,400	409,260
		911,923

Services - Commercial Physical & Biological Research - 1.89%
Diversa Corp. (a)	46,265	526,496
Sequenom, Inc. (a)	17,610	93,861
		620,357

Services - Computer Programming Services - 2.09%
Wind River Systems, Inc. (a)	64,150	687,046

Services - Engineering Services - 0.40%
Englobal Corp. (a)	19,350	132,935

Services - Equipment Rental & Leasing - 1.07%
United Rentals, Inc. (a)	14,100	353,346

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
November 30, 2006
(Unaudited)

Common Stocks - 96.91% - continued	Shares	Value

Services - Help Supply Services - 0.25%
Compass Diversified Trust	4,800	$82,080

Services - Home Health Care Services - 1.22%
Matria Healthcare, Inc. (a)	13,700	400,725

Services - Legal Services - 1.10%
CRA International, Inc. (a)	7,000	361,410

Services - Management & Consulting Services - 1.89%
Harris Interactive, Inc. (a)	30,550	146,335
Navigant Consulting, Inc. (a)	25,000	476,250
		622,585

Services - Medical Laboratories - 0.68%
Genomic Health, Inc. (a)	11,900	224,791

Services - Miscellaneous Amusement & Recreation - 0.29%
Penn National Gaming, Inc. (a)	2,600	96,122

Services - Prepackaged Software - 9.80%
Art Technology Group, Inc. (a)	163,600	386,096
Emageon, Inc. (a)	15,300	245,106
Nuance Communications, Inc. (a)	97,350	997,837
Opsware, Inc. (a)	32,245	282,466
Parametric Techology Corp. (a)	13,720	265,619
Transaction Systems Architects, Inc. (a)	25,450	860,973
Website Pros, Inc. (a)	22,000	187,660
		3,225,757

Sporting & Athletic Goods - 0.28%
Callaway Golf Co.	6,300	93,051

State Commercial Banks - 1.49%
Dearborn Bancorp, Inc. (a)	3,365	71,304
Mainsource Financial Group, Inc.	6,670	121,794
Prosperity Bancshares, Inc.	8,760	297,052
		490,150

Surety Insurance - 0.42%
Assured Guaranty Ltd.	5,300	137,005

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
November 30, 2006
(Unaudited)

Common Stocks - 96.91% - continued	Shares	Value

Surgical & Medical Instruments & Apparatus - 2.35%
Lifecell Corp. (a)	10,100	$220,281
SonoSite, Inc. (a)	10,000	319,500
VIASYS Healthcare, Inc. (a)	8,250	232,732
		772,513

Telephone & Telegraph Apparatus - 3.15%
ADC Telecommunications, Inc. (a)	43,200	595,728
Audiocodes, Ltd. (a)	45,750	439,657
		1,035,385

Television Broadcasting Stations - 0.27%
Gray Television, Inc.	14,200	89,176

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 0.84%
Allscripts Healthcare Solutions, Inc. (a)	9,947	277,720

Wholesale - Farm Product Raw Materials - 0.31%
Sunopta, Inc. (a)	10,425	102,269

Women's, Misses', and Juniors Outerwear - 0.36%
Bebe Stores, Inc.	6,000	119,460

TOTAL COMMON STOCKS (Cost $29,543,695)		31,890,098

Money Market Securities - 2.51%
Huntington Money Market Fund - Investment Shares, 4.15% (c)	824,354	824,354

TOTAL MONEY MARKET SECURITIES (Cost $824,354)		824,354

TOTAL INVESTMENTS (Cost $30,368,049) - 99.42%		32,714,452

Other assets less liabilities - 0.58%		192,089

TOTAL NET ASSETS - 100.00%		$32,906,541

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the money market rate shown represents the rate at November 30, 2006.

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
November 30, 2006
(Unaudited)

Tax Related
Gross unrealized appreciation	$ 3,924,198
Gross unrealized depreciation	(1,577,795)
Net unrealized appreciation	$ 2,346,403

Aggregate cost of securities for income tax purposes	$ 30,368,049

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Related Notes to the Schedule of Investments
November 30, 2006
(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair Valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in goodfaith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)    Based on an evaluation of the registrant’s disclosure controls and procedures as of December 21, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ Anthony Ghoston
Anthony J. Ghoston, President

Date	1/29/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Anthony Ghoston
Anthony J. Ghoston, President

Date	1/29/2007

By	/s/ Terry Gallagher
Terry Gallagher, Vice President and Chief Financial Officer and Treasurer

Date	1/29/2007